Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
M3Sixty Small Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	M3Sixty Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MCSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the M3Sixty Small Cap Growth Fund (the “Fund”), for the six months ended November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://m3sixtyfunds.com/mutual-fund-documents/. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://m3sixtyfunds.com/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]

How has the Fund performed?

	1 Year	Since Inception of June 28, 2023 through November 30, 2025
M3Sixty Small Cap Growth Fund – Institutional Class	(3.33)%	8.08%
Russell 2000® Growth Total Return Index	5.11%	15.03%

Performance Inception Date	Jun. 28, 2023
No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 12,068,368
Holdings Count | Holdings	92
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.52%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$12,068,368	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	92	Portfolio Turnover Rate	15.52%

Holdings [Text Block]
Sector Allocation (as a % of Portfolio)
Information Technology	28.58%	Consumer Staples	1.35%
Health Care	23.89%	Real Estate	1.21%
Industrials	20.15%	Materials	0.66%
Consumer Discretionary	11.00%	Utilities	0.63%
Financials	8.34%	Communication Services	0.51%
Energy	3.68%

Largest Holdings [Text Block]

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)
Ensign Group, Inc.	2.74%	Globus Medical, Inc.	1.88%
Sterling Infrastructure., Inc.	2.21%	Credo Technology Group Holding Ltd.	1.79%
Harmony Biosciences Holdings, Inc.	2.05%	Modine Manufacturing Co.	1.72%
MACOM Technology Solutions Holdings, Inc.	2.02%	Fabrinet - Thailand	1.61%
RBC Bearings, Inc.	1.88%	Glacier Bancorp, Inc.	1.61%

Material Fund Change [Text Block]	How has the Fund changed? The Fund did not have any material changes that occurred during the reporting period.